NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
3,405 shares (cost $20,470)	$22,373
U.S. Equity Flex I Portfolio (WSCP)
3,341 shares (cost $41,028)	47,614
Emerging Markets Debt Portfolio - Class I (MSEM)
5,379 shares (cost $42,342)	43,786
U.S. Real Estate Portfolio - Class I (MSVRE)
8,636 shares (cost $87,863)	111,486
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
41 shares (cost $440)	453
Gartmore NVIT International Equity Fund - Class III (GIG3)
230 shares (cost $2,056)	2,072
NVIT Core Bond Fund - Class I (NVCBD1)
1,314 shares (cost $14,143)	13,841
NVIT Fund - Class I (TRF)
803,286 shares (cost $8,518,151)	7,317,932
NVIT Government Bond Fund - Class I (GBF)
102,098 shares (cost $1,205,063)	1,173,108
NVIT Growth Fund - Class I (CAF)
200,418 shares (cost $2,322,746)	2,793,830
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,874 shares (cost $53,684)	54,511
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,276 shares (cost $40,121)	43,577
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
9,228 shares (cost $100,490)	97,448
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
20,687 shares (cost $214,272)	215,145
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,514 shares (cost $55,546)	57,459
NVIT Money Market Fund - Class I (SAM)
227,578 shares (cost $227,578)	227,578
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
743 shares (cost $5,918)	7,267
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,921 shares (cost $17,204)	18,458
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
5,928 shares (cost $52,403)	53,237
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
72 shares (cost $605)	764
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
82 shares (cost $751)	844
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
26,894 shares (cost $301,571)	281,041
NVIT Multi-Manager Small Company Fund - Class I (SCF)
9,351 shares (cost $181,454)	168,878
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
249 shares (cost $3,513)	3,783
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
5,537 shares (cost $41,121)	47,733
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,350 shares (cost $15,897)	15,115
VP Balanced Fund - Class I (ACVB)
39,181 shares (cost $247,637)	246,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP Capital Appreciation Fund - Class I (ACVCA)
12,325 shares (cost $144,663)	174,277
VP Income & Growth Fund - Class I (ACVIG)
5,187 shares (cost $31,423)	31,380
VP International Fund - Class I (ACVI)
11,133 shares (cost $100,377)	95,298
VP Ultra(R) Fund - Class I (ACVU1)
236 shares (cost $2,142)	2,214
VP Value Fund - Class I (ACVV)
31,821 shares (cost $220,316)	186,468
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,491 shares (cost $11,489)	18,185
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,970 shares (cost $270,790)	266,152
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,383 shares (cost $84,695)	101,151
Appreciation Portfolio - Initial Shares (DCAP)
271 shares (cost $9,583)	9,611
Growth and Income Portfolio - Initial Shares (DGI)
1,416 shares (cost $29,570)	27,970
Quality Bond Fund II - Primary Shares (FQB)
7,515 shares (cost $81,097)	86,803
Equity-Income Portfolio - Initial Class (FEIP)
10,770 shares (cost $239,205)	204,841
High Income Portfolio - Initial Class (FHIP)
6,606 shares (cost $34,883)	36,797
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,621 shares (cost $21,482)	23,570
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
24,815 shares (cost $682,864)	592,590
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
1,193 shares (cost $20,200)	21,373
VIP Fund - Growth Portfolio - Initial Class (FGP)
8,627 shares (cost $268,664)	319,983
VIP Fund - Overseas Portfolio - Initial Class (FOP)
7,069 shares (cost $139,219)	118,548
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2,064 shares (cost $21,189)	20,042
Balanced Portfolio - I Class Shares (AMBP)
60,545 shares (cost $582,634)	641,176
Growth Portfolio - I Class Shares (AMTG)
8,235 shares (cost $114,261)	153,249
Guardian Portfolio - I Class Shares (AMGP)
1,325 shares (cost $23,547)	25,096
Partners Portfolio - I Class Shares (AMTP)
5,578 shares (cost $48,976)	62,866
Balanced Fund/VA - Non-Service Shares (OVMS)
1,366 shares (cost $17,782)	15,664
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3,975 shares (cost $137,866)	160,383
Core Bond Fund/VA - Non-Service Shares (OVB)
2,735 shares (cost $26,704)	21,139
Global Securities Fund/VA - Non-Service Shares (OVGS)
6,319 shares (cost $186,206)	191,466
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
7,408 shares (cost $82,849)	89,121
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
12,216 shares (cost $118,485)	172,740

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
3,965 shares (cost $116,425)	149,355
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
3,225 shares (cost $51,522)	68,626
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
7,262 shares (cost $133,714)	133,770

Total Investments	$17,288,079

Accounts Receivable	190

$17,288,269

Contract Owners’ Equity:
Accumulation units	17,288,269

Total Contract Owners’ Equity (note 8)	$17,288,269

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	CSIEF3	WSCP	MSEM	MSVRE	NVAGF6	GVGU1	GIG3
Reinvested dividends	$191,977	20	55	1,864	2,203	24	293	18
Asset charges (note 3)	(104,473)	(169)	(221)	(238)	(664)	(4)	(57)	(2)

Net investment income (loss)	87,504	(149)	(166)	1,626	1,539	20	236	16

Realized gain (loss) on investments	(727,614)	(2,352)	(1,088)	(277)	(10,516)	-	(2,775)	(1)
Change in unrealized gain (loss) on investments	2,775,693	2,516	6,741	2,543	35,730	(3)	2,323	16

Net gain (loss) on investments	2,048,079	164	5,653	2,266	25,214	(3)	(452)	15

Reinvested capital gains	52,071	-	-	-	-	10	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,187,654	15	5,487	3,892	26,753	27	(216)	31

Investment Activity:	NVCBD1	TRF	GVGF1	GBF	CAF	GVGH1	GVIDA	GVIDC
Reinvested dividends	$246	69,749	48	35,280	15,975	40	873	1,127
Asset charges (note 3)	(29)	(44,480)	(29)	(7,709)	(16,862)	(24)	(340)	(365)

Net investment income (loss)	217	25,269	19	27,571	(887)	16	533	762

Realized gain (loss) on investments	1	(299,518)	(1,544)	(1,505)	(108,662)	(326)	(9,710)	(611)
Change in unrealized gain (loss) on investments	(302)	1,110,541	1,755	(20,665)	548,295	502	16,339	2,212

Net gain (loss) on investments	(301)	811,023	211	(22,170)	439,633	176	6,629	1,601

Reinvested capital gains	110	-	-	44,130	-	-	-	120

Net increase (decrease) in contract owners’ equity resulting from operations	$26	836,292	230	49,531	438,746	192	7,162	2,483

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVIDM	GVDMA	GVDMC	GVUS1	SAM	NVMIG3	NVMLG1	NVMLV1
Reinvested dividends	$2,536	3,854	1,222	16	-	52	9	263
Asset charges (note 3)	(814)	(1,391)	(282)	(29)	(1,521)	(45)	(94)	(195)

Net investment income (loss)	1,722	2,463	940	(13)	(1,521)	7	(85)	68

Realized gain (loss) on investments	(8,317)	(10,885)	(3,112)	(3,858)	-	49	512	(138)
Change in unrealized gain (loss) on investments	16,307	31,451	6,330	4,395	-	795	704	834

Net gain (loss) on investments	7,990	20,566	3,218	537	-	844	1,216	696

Reinvested capital gains	-	-	-	-	-	-	665	1,808

Net increase (decrease) in contract owners’ equity resulting from operations	$9,712	23,029	4,158	524	(1,521)	851	1,796	2,572

Investment Activity:	NVMMG1	NVMMV2	SCVF	SCF	GVUG1	NVOLG1	NVRE1	AMTB
Reinvested dividends	$-	7	1,471	435	-	3	800	918
Asset charges (note 3)	(2)	(3)	(1,367)	(951)	(13)	(27)	(181)	(69)

Net investment income (loss)	(2)	4	104	(516)	(13)	(24)	619	849

Realized gain (loss) on investments	2	1	(9,431)	(14,056)	(1,617)	(3)	23	(451)
Change in unrealized gain (loss) on investments	159	93	68,361	49,643	1,865	219	6,612	(171)

Net gain (loss) on investments	161	94	58,930	35,587	248	216	6,635	(622)

Reinvested capital gains	-	38	-	-	-	24	3,586	-

Net increase (decrease) in contract owners’ equity resulting from operations	$159	136	59,034	35,071	235	216	10,840	227

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV	DVSCS	DSIF
Reinvested dividends	$4,455	-	441	2,656	1	4,005	92	4,402
Asset charges (note 3)	(1,518)	(903)	(190)	(548)	(4)	(1,012)	(125)	(1,523)

Net investment income (loss)	2,937	(903)	251	2,108	(3)	2,993	(33)	2,879

Realized gain (loss) on investments	(1,647)	1,120	(59)	(7,472)	115	(10,621)	(1,183)	(3,305)
Change in unrealized gain (loss) on investments	23,237	39,726	3,511	15,447	(12)	29,511	4,984	31,995

Net gain (loss) on investments	21,590	40,846	3,452	7,975	103	18,890	3,801	28,690

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,527	39,943	3,703	10,083	100	21,883	3,768	31,569

Investment Activity:	DSRG	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$764	213	296	3,813	3,528	2,723	417	6,770
Asset charges (note 3)	(577)	(72)	(171)	(436)	(1,500)	(266)	(162)	(3,551)

Net investment income (loss)	187	141	125	3,377	2,028	2,457	255	3,219

Realized gain (loss) on investments	3,549	(382)	(64)	362	(50,932)	(1,312)	(5,659)	(26,884)
Change in unrealized gain (loss) on investments	8,730	1,475	4,100	2,316	76,749	4,723	7,500	103,763

Net gain (loss) on investments	12,279	1,093	4,036	2,678	25,817	3,411	1,841	76,879

Reinvested capital gains	-	-	-	-	-	-	114	245

Net increase (decrease) in contract owners’ equity resulting from operations	$12,466	1,234	4,161	6,055	27,845	5,868	2,210	80,343

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOP	FGP	FOP	FVSS	AMBP	AMTG	AMGP	AMTP
Reinvested dividends	$40	796	1,516	80	5,868	-	86	426
Asset charges (note 3)	(123)	(1,960)	(634)	(137)	(3,914)	(795)	(149)	(455)

Net investment income (loss)	(83)	(1,164)	882	(57)	1,954	(795)	(63)	(29)

Realized gain (loss) on investments	(832)	(11,723)	(8,824)	(876)	(4,577)	5,067	196	(61,941)
Change in unrealized gain (loss) on investments	5,001	79,947	20,252	4,999	102,199	31,451	3,883	69,827

Net gain (loss) on investments	4,169	68,224	11,428	4,123	97,622	36,518	4,079	7,886

Reinvested capital gains	-	1,014	207	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,086	68,074	12,517	4,066	99,576	35,723	4,016	7,857

Investment Activity:	OVMS	OVGR	OVB	OVGS	VWBF	VWEM	VWHA	SVDF
Reinvested dividends	$599	260	357	2,707	3,032	951	392	-
Asset charges (note 3)	(185)	(988)	(128)	(1,141)	(487)	(940)	(661)	(340)

Net investment income (loss)	414	(728)	229	1,566	2,545	11	(269)	(340)

Realized gain (loss) on investments	(17,327)	3,799	(595)	(10,763)	8	(16,260)	(4,061)	1,127
Change in unrealized gain (loss) on investments	18,747	9,563	2,376	34,285	2,181	52,219	37,296	16,958

Net gain (loss) on investments	1,420	13,362	1,781	23,522	2,189	35,959	33,235	18,085

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,834	12,634	2,010	25,088	4,734	35,970	32,966	17,745

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SVOF
Reinvested dividends	$890
Asset charges (note 3)	(701)

Net investment income (loss)	189

Realized gain (loss) on investments	(5,493)
Change in unrealized gain (loss) on investments	30,614

Net gain (loss) on investments	25,121

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,310

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		CSIEF3		WSCP		MSEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87,504	148,844	(149)	(2)	(166)	173	1,626	1,583
Realized gain (loss) on investments	(727,614)	(1,484,065)	(2,352)	652	(1,088)	(4,639)	(277)	(753)
Change in unrealized gain (loss) on investments	2,775,693	4,640,322	2,516	(613)	6,741	11,838	2,543	4,825
Reinvested capital gains	52,071	75,564	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,187,654	3,380,665	15	37	5,487	7,372	3,892	5,655

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,526,952	1,738,988	3,517	1,236	3,739	3,927	2,848	1,195
Transfers between funds	-	-	(33,303)	61,090	-	1,358	17,297	472
Surrenders (notes 6)	(1,844,534)	(1,436,479)	(6,394)	-	-	(2,976)	(3,793)	(950)
Death Benefits (note 4)	(90,210)	(117,503)	(2,147)	-	-	-	-	-
Net policy repayments (loans) (note 5)	616,189	437,526	1,600	-	7,272	3,093	27	(20)
Deductions for surrender charges (note 2d)	(134)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,817,077)	(1,920,571)	(2,321)	(267)	(3,844)	(3,706)	(1,949)	(1,174)
Adjustments to maintain reserves	12,755	(11,768)	172	(663)	(3)	8	(3)	9

Net equity transactions	(1,596,059)	(1,309,807)	(38,876)	61,396	7,164	1,704	14,427	(468)

Net change in contract owners’ equity	591,595	2,070,858	(38,861)	61,433	12,651	9,076	18,319	5,187
Contract owners’ equity beginning of period	16,696,674	14,625,816	61,433	-	34,956	25,880	25,459	20,272

Contract owners’ equity end of period	$17,288,269	16,696,674	22,572	61,433	47,607	34,956	43,778	25,459

CHANGES IN UNITS:
Beginning units	1,082,867	1,187,607	6,079	-	3,250	2,892	1,204	1,243
Units purchased	143,799	165,611	192	6,105	1,049	883	821	132
Units redeemed	(248,944)	(270,351)	(4,268)	(26)	(309)	(525)	(100)	(171)

Ending units	977,722	1,082,867	2,003	6,079	3,990	3,250	1,925	1,204

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSVRE		NVAGF6		GVGU1		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,539	1,891	20	10	236	598	16	-
Realized gain (loss) on investments	(10,516)	(90,968)	-	-	(2,775)	(6,360)	(1)	-
Change in unrealized gain (loss) on investments	35,730	107,041	(3)	16	2,323	7,168	16	-
Reinvested capital gains	-	-	10	2	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,753	17,964	27	28	(216)	1,406	31	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,412	7,421	76	38	423	1,096	-	-
Transfers between funds	(1,211)	(186)	-	324	(18,259)	3,220	2,116	-
Surrenders (notes 6)	(15,098)	(6,270)	-	-	1	(2,754)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5,808	(3,981)	34	-	21	(332)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,700)	(7,592)	(50)	(24)	(467)	(1,050)	(75)	-
Adjustments to maintain reserves	59	7	(1)	(3)	2	17	(2)	-

Net equity transactions	(10,730)	(10,601)	59	335	(18,279)	197	2,039	-

Net change in contract owners’ equity	16,023	7,363	86	363	(18,495)	1,603	2,070	-
Contract owners’ equity beginning of period	95,493	88,130	363	-	18,495	16,892	-	-

Contract owners’ equity end of period	$111,516	95,493	449	363	-	18,495	2,070	-

CHANGES IN UNITS:
Beginning units	3,912	4,859	32	-	1,089	1,061	-	-
Units purchased	390	501	12	34	40	282	271	-
Units redeemed	(672)	(1,448)	(7)	(2)	(1,129)	(254)	(10)	-

Ending units	3,630	3,912	37	32	-	1,089	261	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCBD1		TRF		GVGF1		GBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$217	-	25,269	43,793	19	29	27,571	35,663
Realized gain (loss) on investments	1	-	(299,518)	(599,697)	(1,544)	(584)	(1,505)	449
Change in unrealized gain (loss) on investments	(302)	-	1,110,541	2,006,147	1,755	2,715	(20,665)	(28,307)
Reinvested capital gains	110	-	-	-	-	-	44,130	18,251

Net increase (decrease) in contract owners’ equity resulting from operations	26	-	836,292	1,450,243	230	2,160	49,531	26,056

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	987	-	671,559	771,493	652	1,771	90,091	110,127
Transfers between funds	13,113	-	(39,624)	(59,713)	(13,451)	5,205	5,264	15,522
Surrenders (notes 6)	-	-	(768,739)	(664,508)	-	-	(84,843)	(49,195)
Death Benefits (note 4)	-	-	(34,667)	(82,636)	-	-	(21,156)	(5,058)
Net policy repayments (loans) (note 5)	-	-	422,120	200,715	197	58	16,688	(3,541)
Deductions for surrender charges (note 2d)	-	-	(65)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(286)	-	(802,481)	(860,225)	(516)	(1,280)	(124,662)	(143,593)
Adjustments to maintain reserves	4	-	290	36	-	8	(9)	55

Net equity transactions	13,818	-	(551,607)	(694,838)	(13,118)	5,762	(118,627)	(75,683)

Net change in contract owners’ equity	13,844	-	284,685	755,405	(12,888)	7,922	(69,096)	(49,627)
Contract owners’ equity beginning of period	-	-	7,033,236	6,277,831	12,888	4,966	1,242,208	1,291,835

Contract owners’ equity end of period	$13,844	-	7,317,921	7,033,236	-	12,888	1,173,112	1,242,208

CHANGES IN UNITS:
Beginning units	-	-	451,398	507,535	986	497	66,522	71,129
Units purchased	1,236	-	47,883	62,448	98	644	7,900	6,642
Units redeemed	(24)	-	(86,598)	(118,585)	(1,084)	(155)	(12,148)	(11,249)

Ending units	1,212	-	412,683	451,398	-	986	62,274	66,522

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CAF		GVGH1		GVIDA		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(887)	(2,404)	16	(28)	533	197	762	648
Realized gain (loss) on investments	(108,662)	(388,422)	(326)	(79)	(9,710)	(12,873)	(611)	(334)
Change in unrealized gain (loss) on investments	548,295	1,035,975	502	1,644	16,339	22,107	2,212	4,153
Reinvested capital gains	-	-	-	-	-	2,136	120	290

Net increase (decrease) in contract owners’ equity resulting from operations	438,746	645,149	192	1,537	7,162	11,567	2,483	4,757

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	296,636	335,625	114	377	8,032	8,318	3,203	14,557
Transfers between funds	(20,197)	(1,212)	(12,088)	4,842	133	(9,721)	-	14,422
Surrenders (notes 6)	(215,293)	(215,518)	-	-	(19,962)	(372)	(14,327)	-
Death Benefits (note 4)	(15,757)	(29,809)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	58,830	88,255	15	-	12,773	(124)	-	-
Deductions for surrender charges (note 2d)	(69)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(320,843)	(330,798)	(177)	(507)	(6,103)	(6,268)	(3,833)	(3,954)
Adjustments to maintain reserves	97	44	(6)	12	(11)	20	(1)	15

Net equity transactions	(216,596)	(153,413)	(12,142)	4,724	(5,138)	(8,147)	(14,958)	25,040

Net change in contract owners’ equity	222,150	491,736	(11,950)	6,261	2,024	3,420	(12,475)	29,797
Contract owners’ equity beginning of period	2,571,700	2,079,964	11,950	5,689	52,481	49,061	56,053	26,256

Contract owners’ equity end of period	$2,793,850	2,571,700	-	11,950	54,505	52,481	43,578	56,053

CHANGES IN UNITS:
Beginning units	180,225	193,500	883	504	4,110	4,877	4,415	2,227
Units purchased	24,171	31,231	10	422	1,145	1,517	249	2,514
Units redeemed	(39,712)	(44,506)	(893)	(43)	(1,503)	(2,284)	(1,377)	(326)

Ending units	164,684	180,225	-	883	3,752	4,110	3,287	4,415

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		GVUS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,722	1,078	2,463	1,091	940	1,034	(13)	11
Realized gain (loss) on investments	(8,317)	(6,561)	(10,885)	(24,377)	(3,112)	(2,178)	(3,858)	(442)
Change in unrealized gain (loss) on investments	16,307	22,190	31,451	54,224	6,330	10,138	4,395	3,465
Reinvested capital gains	-	2,739	-	7,265	-	1,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,712	19,446	23,029	38,203	4,158	10,275	524	3,034

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,703	7,717	20,882	22,088	2,297	5,642	298	900
Transfers between funds	8,626	-	10,135	5,325	19,142	-	(12,308)	(433)
Surrenders (notes 6)	(86,730)	(7,657)	(17,483)	(11,839)	(25,206)	(27,047)	1	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	40,474	(330)	932	(5,924)	504	(3)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,061)	(13,520)	(21,623)	(20,848)	(2,888)	(5,220)	(315)	(962)
Adjustments to maintain reserves	7	9	(13)	12	3	6	(2)	11

Net equity transactions	(44,981)	(13,781)	(7,170)	(11,186)	(6,148)	(26,622)	(12,326)	(484)

Net change in contract owners’ equity	(35,269)	5,665	15,859	27,017	(1,990)	(16,347)	(11,802)	2,550
Contract owners’ equity beginning of period	132,719	127,054	199,285	172,268	59,451	75,798	11,802	9,252

Contract owners’ equity end of period	$97,450	132,719	215,144	199,285	57,461	59,451	-	11,802

CHANGES IN UNITS:
Beginning units	10,254	11,622	15,349	16,403	4,511	6,556	1,039	1,082
Units purchased	796	816	2,443	2,251	1,714	478	25	99
Units redeemed	(4,201)	(2,184)	(2,991)	(3,305)	(2,187)	(2,523)	(1,064)	(142)

Ending units	6,849	10,254	14,801	15,349	4,038	4,511	-	1,039

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG3		NVMLG1		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,521)	(1,831)	7	9	(85)	-	68	-
Realized gain (loss) on investments	-	-	49	5	512	4	(138)	-
Change in unrealized gain (loss) on investments	-	-	795	554	704	550	834	-
Reinvested capital gains	-	-	-	-	665	-	1,808	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,521)	(1,831)	851	568	1,796	554	2,572	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,445	11,704	423	70	582	-	2,578	-
Transfers between funds	40,718	(57,699)	-	6,100	14,409	2,800	50,643	-
Surrenders (notes 6)	(44,862)	(76,657)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	9,850	(1,537)	-	-	(984)	-	(456)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(31,884)	(30,559)	(634)	(112)	(671)	(28)	(2,100)	-
Adjustments to maintain reserves	(1)	(13)	(5)	1	(7)	7	3	-

Net equity transactions	(14,734)	(154,761)	(216)	6,059	13,329	2,779	50,668	-

Net change in contract owners’ equity	(16,255)	(156,592)	635	6,627	15,125	3,333	53,240	-
Contract owners’ equity beginning of period	243,823	400,415	6,627	-	3,333	-	-	-

Contract owners’ equity end of period	$227,568	243,823	7,262	6,627	18,458	3,333	53,240	-

CHANGES IN UNITS:
Beginning units	18,228	31,300	800	-	409	-	-	-
Units purchased	4,327	1,331	51	814	1,766	412	5,501	-
Units redeemed	(5,446)	(14,403)	(77)	(14)	(204)	(3)	(417)	-

Ending units	17,109	18,228	774	800	1,971	409	5,084	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMG1		NVMMV2		SCVF		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	4	-	104	40	(516)	(470)
Realized gain (loss) on investments	2	-	1	-	(9,431)	(23,186)	(14,056)	(14,275)
Change in unrealized gain (loss) on investments	159	-	93	-	68,361	72,937	49,643	54,679
Reinvested capital gains	-	-	38	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159	-	136	-	59,034	49,791	35,071	39,934

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	28	-	33	-	11,856	14,728	11,595	12,454
Transfers between funds	592	-	691	-	(1,615)	4,344	(3,794)	(3,200)
Surrenders (notes 6)	-	-	-	-	(19,256)	(14,715)	(21,379)	(18,829)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	9,325	249	5,815	12,824
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(14)	-	(16)	-	(19,735)	(20,662)	(12,498)	(13,075)
Adjustments to maintain reserves	(2)	-	3	-	10	24	3	23

Net equity transactions	604	-	711	-	(19,415)	(16,032)	(20,258)	(9,803)

Net change in contract owners’ equity	763	-	847	-	39,619	33,759	14,813	30,131
Contract owners’ equity beginning of period	-	-	-	-	241,418	207,659	154,078	123,947

Contract owners’ equity end of period	$763	-	847	-	281,037	241,418	168,891	154,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	18,610	20,203	8,649	9,036
Units purchased	79	-	83	-	1,080	1,734	697	923
Units redeemed	(2)	-	(1)	-	(2,338)	(3,327)	(1,926)	(1,310)

Ending units	77	-	82	-	17,352	18,610	7,420	8,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG1		NVOLG1		NVRE1		AMTB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13)	(34)	(24)	(2)	619	-	849	393
Realized gain (loss) on investments	(1,617)	(322)	(3)	(4)	23	-	(451)	(92)
Change in unrealized gain (loss) on investments	1,865	1,315	219	51	6,612	-	(171)	350
Reinvested capital gains	-	-	24	54	3,586	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235	959	216	99	10,840	-	227	651

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	169	508	609	609	3,778	-	585	487
Transfers between funds	(5,119)	-	-	3,302	34,708	-	11,890	-
Surrenders (notes 6)	-	-	-	-	-	-	(2,818)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(67)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(151)	(466)	(916)	(139)	(1,593)	-	(597)	(569)
Adjustments to maintain reserves	1	9	6	-	3	-	9	15

Net equity transactions	(5,100)	51	(301)	3,772	36,896	-	9,002	(67)

Net change in contract owners’ equity	(4,865)	1,010	(85)	3,871	47,736	-	9,229	584
Contract owners’ equity beginning of period	4,865	3,855	3,871	-	-	-	5,894	5,310

Contract owners’ equity end of period	$-	4,865	3,786	3,871	47,736	-	15,123	5,894

CHANGES IN UNITS:
Beginning units	364	360	298	-	-	-	311	315
Units purchased	12	44	43	309	5,217	-	637	27
Units redeemed	(376)	(40)	(71)	(11)	(187)	-	(184)	(31)

Ending units	-	364	270	298	5,030	-	764	311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVB		ACVCA		ACVIG		ACVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,937	10,113	(903)	174	251	997	2,108	1,346
Realized gain (loss) on investments	(1,647)	(10,804)	1,120	(940)	(59)	(290)	(7,472)	(4,274)
Change in unrealized gain (loss) on investments	23,237	30,083	39,726	35,423	3,511	4,017	15,447	31,598
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,527	29,392	39,943	34,657	3,703	4,724	10,083	28,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,351	23,423	8,236	10,954	2,608	2,163	5,799	6,193
Transfers between funds	6,065	8,590	-	4,205	50	5,342	(5,131)	2,475
Surrenders (notes 6)	(4,535)	(12,706)	(2,380)	-	-	-	(22,137)	-
Death Benefits (note 4)	(3,593)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(23)	761	8,769	(738)	890	420	(755)	6,361
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(34,305)	(35,425)	(12,852)	(12,549)	(4,199)	(4,232)	(8,719)	(9,799)
Adjustments to maintain reserves	15	18	(2)	19	(4)	13	(1)	19

Net equity transactions	(13,025)	(15,339)	1,771	1,891	(655)	3,706	(30,944)	5,249

Net change in contract owners’ equity	11,502	14,053	41,714	36,548	3,048	8,430	(20,861)	33,919
Contract owners’ equity beginning of period	235,333	221,280	132,552	96,004	28,327	19,897	116,150	82,231

Contract owners’ equity end of period	$246,835	235,333	174,266	132,552	31,375	28,327	95,289	116,150

CHANGES IN UNITS:
Beginning units	14,022	14,715	7,187	6,954	2,626	2,166	8,047	7,517
Units purchased	2,151	2,714	893	1,078	383	989	581	1,464
Units redeemed	(2,587)	(3,407)	(713)	(845)	(443)	(529)	(2,744)	(934)

Ending units	13,586	14,022	7,367	7,187	2,566	2,626	5,884	8,047

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3)	(2)	2,993	7,542	(33)	644	2,879	3,249
Realized gain (loss) on investments	115	(139)	(10,621)	(15,237)	(1,183)	(20,389)	(3,305)	(2,010)
Change in unrealized gain (loss) on investments	(12)	334	29,511	34,609	4,984	19,722	31,995	37,956
Reinvested capital gains	-	-	-	-	-	5,434	-	14,020

Net increase (decrease) in contract owners’ equity resulting from operations	100	193	21,883	26,914	3,768	5,411	31,569	53,215

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	94	470	13,923	12,743	2,179	2,261	27,595	22,518
Transfers between funds	2,116	-	14,330	(456)	(1,671)	(17,156)	(4,861)	1,739
Surrenders (notes 6)	-	-	(9,428)	(12,434)	-	(759)	(30,835)	(25,479)
Death Benefits (note 4)	(3,617)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,971	(27)	(329)	103	508	(1,452)	10,182	12,269
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(160)	(447)	(16,501)	(15,854)	(1,498)	(5,400)	(23,055)	(24,803)
Adjustments to maintain reserves	(3)	3	10	23	(11)	11	13	4

Net equity transactions	1,401	(1)	2,005	(15,875)	(493)	(22,495)	(20,961)	(13,752)

Net change in contract owners’ equity	1,501	192	23,888	11,039	3,275	(17,084)	10,608	39,463
Contract owners’ equity beginning of period	708	516	162,586	151,547	14,898	31,982	255,549	216,086

Contract owners’ equity end of period	$2,209	708	186,474	162,586	18,173	14,898	266,157	255,549

CHANGES IN UNITS:
Beginning units	72	70	11,630	13,000	1,165	3,064	16,679	17,807
Units purchased	202	74	2,266	1,142	364	284	1,988	2,066
Units redeemed	(79)	(72)	(1,668)	(2,512)	(391)	(2,183)	(2,865)	(3,194)

Ending units	195	72	12,228	11,630	1,138	1,165	15,802	16,679

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRG		DCAP		DGI		FQB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$187	215	141	256	125	117	3,377	4,293
Realized gain (loss) on investments	3,549	(1,046)	(382)	(1,412)	(64)	(1,522)	362	(374)
Change in unrealized gain (loss) on investments	8,730	23,069	1,475	2,303	4,100	6,209	2,316	9,244
Reinvested capital gains	-	-	-	981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,466	22,238	1,234	2,128	4,161	4,804	6,055	13,163

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,562	10,456	1,211	1,344	2,873	3,099	4,280	4,666
Transfers between funds	151	1,597	-	-	-	-	7,613	(640)
Surrenders (notes 6)	(17,738)	(4,630)	-	(4,306)	-	(5,260)	-	(3,934)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	12,848	2,460	26	1,078	66	2,860	220	(2,866)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,745)	(9,977)	(2,907)	(3,174)	(1,536)	(1,802)	(6,828)	(4,929)
Adjustments to maintain reserves	18	(10)	-	5	(4)	18	15	2

Net equity transactions	(1,904)	(104)	(1,670)	(5,053)	1,399	(1,085)	5,300	(7,701)

Net change in contract owners’ equity	10,562	22,134	(436)	(2,925)	5,560	3,719	11,355	5,462
Contract owners’ equity beginning of period	90,585	68,451	10,046	12,971	22,413	18,694	75,455	69,993

Contract owners’ equity end of period	$101,147	90,585	9,610	10,046	27,973	22,413	86,810	75,455

CHANGES IN UNITS:
Beginning units	6,188	6,270	724	1,213	1,931	2,043	5,400	6,006
Units purchased	1,073	1,043	87	113	244	340	864	193
Units redeemed	(988)	(1,125)	(227)	(602)	(130)	(452)	(502)	(799)

Ending units	6,273	6,188	584	724	2,045	1,931	5,762	5,400

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIP		FHIP		FAMP		FCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,028	4,134	2,457	2,718	255	1,223	3,219	4,326
Realized gain (loss) on investments	(50,932)	(6,116)	(1,312)	(4,681)	(5,659)	(1,785)	(26,884)	(5,874)
Change in unrealized gain (loss) on investments	76,749	66,855	4,723	13,772	7,500	16,629	103,763	160,432
Reinvested capital gains	-	-	-	-	114	109	245	147

Net increase (decrease) in contract owners’ equity resulting from operations	27,845	64,873	5,868	11,809	2,210	16,176	80,343	159,031

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,676	23,418	3,188	3,021	2,381	3,676	35,011	27,938
Transfers between funds	(43,020)	4,471	7,122	16	(46,652)	2,090	7,901	14,504
Surrenders (notes 6)	(31,771)	(10,773)	-	(3,311)	-	(1,494)	(106,700)	(42,135)
Death Benefits (note 4)	-	-	-	-	-	-	(3,616)	-
Net policy repayments (loans) (note 5)	(26,344)	9,448	(16,858)	(117)	-	-	8,161	30,248
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(24,159)	(27,867)	(2,960)	(3,024)	(5,617)	(7,897)	(39,853)	(40,904)
Adjustments to maintain reserves	33	14	17	19	5	4	29	21

Net equity transactions	(105,585)	(1,289)	(9,491)	(3,396)	(49,883)	(3,621)	(99,067)	(10,328)

Net change in contract owners’ equity	(77,740)	63,584	(3,623)	8,413	(47,673)	12,555	(18,724)	148,703
Contract owners’ equity beginning of period	282,587	219,003	40,423	32,010	71,239	58,684	611,333	462,630

Contract owners’ equity end of period	$204,847	282,587	36,800	40,423	23,566	71,239	592,609	611,333

CHANGES IN UNITS:
Beginning units	18,157	18,478	1,971	2,147	5,303	5,650	34,409	35,281
Units purchased	1,037	1,841	556	299	360	381	2,813	2,522
Units redeemed	(9,587)	(2,162)	(1,002)	(475)	(4,544)	(728)	(9,124)	(3,394)

Ending units	9,607	18,157	1,525	1,971	1,119	5,303	28,098	34,409

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGOP		FGP		FOP		FVSS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(83)	(11)	(1,164)	(468)	882	1,553	(57)	(33)
Realized gain (loss) on investments	(832)	(702)	(11,723)	(30,733)	(8,824)	(9,947)	(876)	(4,137)
Change in unrealized gain (loss) on investments	5,001	5,853	79,947	103,579	20,252	31,291	4,999	9,864
Reinvested capital gains	-	-	1,014	260	207	315	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,086	5,140	68,074	72,638	12,517	23,212	4,066	5,694

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,050	2,096	35,421	41,598	12,351	8,897	1,264	675
Transfers between funds	(2,337)	4,008	5,466	396	(3,989)	2,250	(364)	834
Surrenders (notes 6)	-	-	(57,540)	(46,249)	(6,950)	(7,507)	-	(1,236)
Death Benefits (note 4)	-	-	-	-	(1,430)	-	-	-
Net policy repayments (loans) (note 5)	50	(157)	(17,724)	32,846	4,799	2,423	170	(6)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,860)	(1,587)	(50,533)	(52,260)	(10,984)	(11,584)	(1,455)	(1,283)
Adjustments to maintain reserves	(3)	13	(18)	39	14	29	7	11

Net equity transactions	(2,100)	4,373	(84,928)	(23,630)	(6,189)	(5,492)	(378)	(1,005)

Net change in contract owners’ equity	1,986	9,513	(16,854)	49,008	6,328	17,720	3,688	4,689
Contract owners’ equity beginning of period	19,387	9,874	336,830	287,822	112,233	94,513	16,356	11,667

Contract owners’ equity end of period	$21,373	19,387	319,976	336,830	118,561	112,233	20,044	16,356

CHANGES IN UNITS:
Beginning units	1,994	1,486	25,555	28,182	6,993	7,423	1,331	1,482
Units purchased	226	747	3,318	4,530	755	861	111	179
Units redeemed	(423)	(239)	(10,603)	(7,157)	(1,228)	(1,291)	(142)	(330)

Ending units	1,797	1,994	18,270	25,555	6,520	6,993	1,300	1,331

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMBP		AMTG		AMGP		AMTP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,954	13,842	(795)	(611)	(63)	172	(29)	1,978
Realized gain (loss) on investments	(4,577)	(21,183)	5,067	4,618	196	294	(61,941)	(8,125)
Change in unrealized gain (loss) on investments	102,199	112,685	31,451	21,910	3,883	6,958	69,827	37,334
Reinvested capital gains	-	-	-	-	-	-	-	11,089

Net increase (decrease) in contract owners’ equity resulting from operations	99,576	105,344	35,723	25,917	4,016	7,424	7,857	42,276

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,364	62,595	16,278	18,632	1,390	1,336	3,461	7,271
Transfers between funds	5,130	(22,567)	(258)	291	(10,717)	316	(54,336)	13,611
Surrenders (notes 6)	(34,216)	(29,335)	(3,959)	(6,914)	(118)	-	(17,617)	(4,930)
Death Benefits (note 4)	(4,227)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,983	5,765	1,841	1,189	109	(37)	(63)	2,650
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(69,199)	(69,145)	(14,655)	(13,561)	(1,932)	(3,075)	(6,766)	(7,517)
Adjustments to maintain reserves	22	28	7	23	16	-	10	25

Net equity transactions	(43,143)	(52,659)	(746)	(340)	(11,252)	(1,460)	(75,311)	11,110

Net change in contract owners’ equity	56,433	52,685	34,977	25,577	(7,236)	5,964	(67,454)	53,386
Contract owners’ equity beginning of period	584,760	532,075	118,278	92,701	32,338	26,374	130,318	76,932

Contract owners’ equity end of period	$641,193	584,760	153,255	118,278	25,102	32,338	62,864	130,318

CHANGES IN UNITS:
Beginning units	38,968	42,417	7,386	7,535	2,752	2,895	9,918	8,846
Units purchased	4,797	4,816	974	1,777	310	197	304	1,842
Units redeemed	(6,886)	(8,265)	(1,015)	(1,926)	(1,257)	(340)	(6,068)	(770)

Ending units	36,879	38,968	7,345	7,386	1,805	2,752	4,154	9,918

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVMS		OVGR		OVB		OVGS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$414	(229)	(728)	(437)	229	(104)	1,566	2,234
Realized gain (loss) on investments	(17,327)	(6,117)	3,799	(2,959)	(595)	(826)	(10,763)	(5,695)
Change in unrealized gain (loss) on investments	18,747	14,567	9,563	49,992	2,376	2,456	34,285	48,828
Reinvested capital gains	-	-	-	-	-	-	-	2,975

Net increase (decrease) in contract owners’ equity resulting from operations	1,834	8,221	12,634	46,596	2,010	1,526	25,088	48,342

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,467	1,941	18,895	17,304	2,268	1,958	11,684	9,568
Transfers between funds	-	-	(4,507)	16,867	(126)	1,913	22,776	4,540
Surrenders (notes 6)	(27,325)	(4,280)	(8,109)	(9,770)	(229)	-	(40,657)	(19,512)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	31	101	5,572	5,304	122	22	13,514	19,335
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,225)	(4,797)	(19,650)	(19,635)	(1,483)	(1,894)	(15,211)	(13,398)
Adjustments to maintain reserves	(18)	30	9	16	10	14	(9)	21

Net equity transactions	(29,070)	(7,005)	(7,790)	10,086	562	2,013	(7,903)	554

Net change in contract owners’ equity	(27,236)	1,216	4,844	56,682	2,572	3,539	17,185	48,896
Contract owners’ equity beginning of period	42,887	41,671	155,548	98,866	18,572	15,033	174,281	125,385

Contract owners’ equity end of period	$15,651	42,887	160,392	155,548	21,144	18,572	191,466	174,281

CHANGES IN UNITS:
Beginning units	3,982	4,606	12,153	11,396	1,638	1,429	8,930	8,743
Units purchased	99	158	1,794	3,307	202	409	1,938	1,378
Units redeemed	(3,028)	(782)	(2,328)	(2,550)	(171)	(200)	(2,547)	(1,191)

Ending units	1,053	3,982	11,619	12,153	1,669	1,638	8,321	8,930

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBF		VWEM		VWHA		SVDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,545	3,161	11	(496)	(269)	(267)	(340)	(255)
Realized gain (loss) on investments	8	659	(16,260)	(93,813)	(4,061)	(6,531)	1,127	102
Change in unrealized gain (loss) on investments	2,181	1,962	52,219	165,070	37,296	39,443	16,958	14,964
Reinvested capital gains	-	-	-	7,864	-	352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,734	5,782	35,970	78,625	32,966	32,997	17,745	14,811

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,899	2,559	17,357	15,115	17,530	25,302	3,923	3,932
Transfers between funds	298	(10,957)	14,189	10,370	17,346	1,043	(302)	(121)
Surrenders (notes 6)	-	(13,280)	(50,128)	(17,889)	(19,684)	-	(118)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	10,516	2,944	2,777	463	390	(151)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,011)	(4,324)	(12,598)	(13,802)	(10,258)	(8,794)	(5,044)	(4,893)
Adjustments to maintain reserves	3	7	(26)	60	(11)	45	(25)	26

Net equity transactions	(811)	(25,995)	(20,690)	(3,202)	7,700	18,059	(1,176)	(1,207)

Net change in contract owners’ equity	3,923	(20,213)	15,280	75,423	40,666	51,056	16,569	13,604
Contract owners’ equity beginning of period	85,185	105,398	157,437	82,014	108,687	57,631	52,038	38,434

Contract owners’ equity end of period	$89,108	85,185	172,717	157,437	149,353	108,687	68,607	52,038

CHANGES IN UNITS:
Beginning units	4,458	5,882	6,050	6,477	2,894	2,416	2,772	2,864
Units purchased	106	156	1,411	2,039	1,040	775	182	226
Units redeemed	(149)	(1,580)	(2,203)	(2,466)	(819)	(297)	(243)	(318)

Ending units	4,415	4,458	5,258	6,050	3,115	2,894	2,711	2,772

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WIEP		WVCP
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$189	(558)	-	4,305	-	253
Realized gain (loss) on investments	(5,493)	(7,453)	-	(27,242)	-	(12,346)
Change in unrealized gain (loss) on investments	30,614	44,004	-	28,565	-	13,580
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,310	35,993	-	5,628	-	1,487

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,337	7,576	(11,751)	15,976	(353)	2,226
Transfers between funds	(745)	15,521	(44)	(47,473)	(1)	(13,781)
Surrenders (notes 6)	(6,172)	(14,342)	(7)	(25,236)	-	(9,491)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(53)	8,088	45	(298)	-	6,835
Deductions for surrender charges (note 2d)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(9,325)	(9,952)	9	(3,685)	-	(704)
Adjustments to maintain reserves	11	(16)	11,666	(11,643)	354	(348)

Net equity transactions	(8,947)	6,875	(82)	(72,359)	-	(15,263)

Net change in contract owners’ equity	16,363	42,868	(82)	(66,731)	-	(13,776)
Contract owners’ equity beginning of period	117,392	74,524	82	66,813	-	13,776

Contract owners’ equity end of period	$133,755	117,392	-	82	-	-

CHANGES IN UNITS:
Beginning units	6,649	6,069	6	6,133	-	1,744
Units purchased	432	1,693	-	402	-	983
Units redeemed	(728)	(1,113)	(6)	(6,529)	-	(2,727)

Ending units	6,353	6,649	-	6	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfoli (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)*

Gartmore NVIT Global Utilities Fund - Class I (GVGU1)*

Gartmore NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)*

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class I (GVGH1)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio - I Class Shares (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31,2010

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% from each premium payment received. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $93,676 and $105,166, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.8% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.5% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $1,216,212 and $1,015,701, respectively, and total transfers from the Account to the fixed account were $644,691 and $795,889, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 evaluations represent investments in publicly-traded registered mutual funds with quoted market prices.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31,2010

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$17,288,079	0	$17,288,079

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	$69,147	$66,795
U.S. Equity Flex I Portfolio (WSCP)	4,275	3,187
Emerging Markets Debt Portfolio - Class I (MSEM)	5,111	4,834
U.S. Real Estate Portfolio - Class I (MSVRE)	27,836	17,320
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	3	3
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	38,636	35,861
Gartmore NVIT International Equity Fund - Class III (GIG3)	78	77
NVIT Core Bond Fund - Class I (NVCBD1)	47	48
NVIT Fund - Class I (TRF)	1,041,663	742,145
NVIT Global Financial Services Fund - Class I (GVGF1)	15,409	13,865
NVIT Government Bond Fund - Class I (GBF)	171,376	169,871
NVIT Growth Fund - Class I (CAF)	418,921	310,259
NVIT Health Sciences Fund - Class I (GVGH1)	12,509	12,183
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	24,839	15,129
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	19,040	18,429
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	67,208	58,891
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	36,523	25,638
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	29,967	26,855
NVIT Leaders Fund - Class I (GVUS1)	16,250	12,392
NVIT Money Market Fund - Class I (SAM)	68,389	68,389
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	207	256
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	5,447	5,959
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,618	2,480
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	15	17
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18	19
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	37,608	28,177
NVIT Multi-Manager Small Company Fund - Class I (SCF)	41,742	27,686
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	6,898	5,281
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	944	941
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	144	167
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	4,101	3,650
VP Balanced Fund - Class I (ACVB)	30,586	28,939
VP Capital Appreciation Fund - Class I (ACVCA)	9,803	10,923
VP Income & Growth Fund - Class I (ACVIG)	2,910	2,851
VP International Fund - Class I (ACVI)	43,966	36,494
VP Ultra(R) Fund - Class I (ACVU1)	739	854
VP Value Fund - Class I (ACVV)	34,218	23,597
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,783	3,600
Stock Index Fund, Inc. - Initial Shares (DSIF)	46,902	43,597
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	9,314	12,863
Appreciation Portfolio - Initial Shares (DCAP)	2,252	1,870
Growth and Income Portfolio - Initial Shares (DGI)	358	294
Quality Bond Fund II - Primary Shares (FQB)	6,312	6,674
Equity-Income Portfolio - Initial Class (FEIP)	167,751	116,819
High Income Portfolio - Initial Class (FHIP)	20,347	19,035
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	74,543	68,884
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	164,839	137,955
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	4,745	3,913
VIP Fund - Growth Portfolio - Initial Class (FGP)	123,803	112,080
VIP Fund - Overseas Portfolio - Initial Class (FOP)	28,745	19,921
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	2,285	1,409
Balanced Portfolio - I Class Shares (AMBP)	74,234	69,657
Growth Portfolio - I Class Shares (AMTG)	7,325	12,392
Guardian Portfolio - I Class Shares (AMGP)	14,253	14,449
Partners Portfolio - I Class Shares (AMTP)	140,162	78,221
Balanced Fund/VA - Non-Service Shares (OVMS)	47,260	29,933
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	17,263	21,062
Core Bond Fund/VA - Non-Service Shares (OVB)	1,818	1,223

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31,2010

Global Securities Fund/VA - Non-Service Shares (OVGS)	55,225	44,462
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	2,849	2,857
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	78,998	62,738
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	29,429	25,368
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	2,631	3,758
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	19,985	14,492

Total	$3,437,602	$2,709,988

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2010	0.50%	1,076	$11.285605	$12,143	0.07%	11.67%
2010	0.80%	927	11.250005	10,429	0.07%	11.34%
2009	0.50%	4,853	10.106089	49,045	0.00%	1.06%	12/11/2009
2009	0.80%	1,226	10.104432	12,388	0.00%	1.04%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.50%	3,266	10.819699	35,337	0.15%	13.89%
2010	0.80%	724	16.948037	12,270	0.15%	13.55%
2009	0.50%	2,498	9.500282	23,732	1.20%	24.04%
2009	0.80%	752	14.925949	11,224	1.20%	23.67%
2008	0.50%	2,046	7.658783	15,670	0.08%	-34.92%
2008	0.80%	846	12.068936	10,210	0.08%	-35.12%
2007	0.50%	1,808	11.769097	21,279	0.00%	-1.33%
2007	0.80%	966	18.601963	17,969	0.00%	-1.63%
2006	0.50%	2,682	11.927832	31,990	0.00%	4.25%
2006	0.80%	2,962	18.909841	56,011	0.00%	3.94%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.50%	1,575	22.258081	35,056	4.42%	9.20%
2010	0.80%	350	24.921222	8,722	4.42%	8.87%
2009	0.50%	838	20.383324	17,081	7.71%	29.56%
2009	0.80%	366	22.890693	8,378	7.71%	29.17%
2008	0.50%	883	15.732760	13,892	6.97%	-15.40%
2008	0.80%	360	17.721099	6,380	6.97%	-15.65%
2007	0.50%	810	18.596781	15,063	7.71%	6.00%
2007	0.80%	342	21.010045	7,185	7.71%	5.68%
2006	0.50%	818	17.544489	14,351	8.64%	10.26%
2006	0.80%	504	19.881064	10,020	8.64%	9.93%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.50%	2,631	23.133644	60,865	2.14%	29.31%
2010	0.80%	999	50.702174	50,651	2.14%	28.93%
2009	0.50%	2,722	17.889590	48,695	3.08%	27.71%
2009	0.80%	1,190	39.326304	46,798	3.08%	27.33%
2008	0.50%	3,670	14.007512	51,408	3.38%	-38.20%
2008	0.80%	1,189	30.885042	36,722	3.38%	-38.39%
2007	0.50%	3,744	22.667541	84,867	1.19%	-17.49%
2007	0.80%	1,164	50.130463	58,352	1.19%	-17.74%
2006	0.50%	4,390	27.471390	120,599	0.99%	37.36%
2006	0.80%	1,290	60.938109	78,610	0.99%	36.95%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2010	0.80%	37	12.142296	449	5.72%	6.90%
2009	0.80%	32	11.358910	363	3.37%	13.59%	5/1/2009
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.50%	353	17.345278	6,123	4.37%	7.47%
2009	0.80%	736	16.809985	12,372	4.37%	7.15%
2008	0.50%	547	16.139622	8,828	2.44%	-33.27%
2008	0.80%	514	15.688527	8,064	2.44%	-33.47%
2007	0.50%	2,168	24.188066	52,440	2.49%	19.83%
2007	0.80%	448	23.582792	10,565	2.49%	19.47%
2006	0.50%	2,316	20.185188	46,749	2.71%	36.88%
2006	0.80%	436	19.739493	8,606	2.71%	36.47%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.80%	261	7.931942	2,070	0.90%	12.37%
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.50%	1,121	11.428775	12,812	2.12%	6.52%
2010	0.80%	91	11.337733	1,032	2.12%	6.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2010	0.50%	309,878	$11.865455	$3,676,843	1.02%	12.88%
2010	0.80%	102,805	35.417325	3,641,078	1.02%	12.55%
2009	0.50%	342,203	10.511194	3,596,962	1.35%	25.47%
2009	0.80%	109,195	31.469156	3,436,274	1.35%	25.09%
2008	0.50%	386,796	8.377599	3,240,422	1.39%	-41.85%
2008	0.80%	120,739	25.156819	3,037,409	1.39%	-42.02%
2007	0.50%	459,248	14.406044	6,615,947	1.05%	7.64%
2007	0.80%	129,172	43.389809	5,604,748	1.05%	7.31%
2006	0.50%	488,438	13.383684	6,537,100	1.08%	13.06%
2006	0.80%	151,516	40.432316	6,126,143	1.08%	12.72%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.50%	435	13.079427	5,690	1.08%	31.10%
2009	0.80%	551	13.062701	7,198	1.08%	30.70%
2008	0.50%	84	9.976958	838	1.56%	-46.54%
2008	0.80%	413	9.994191	4,128	1.56%	-46.70%
2007	0.50%	1,384	18.663347	25,830	2.96%	-1.55%
2007	0.80%	756	18.752014	14,177	2.96%	-1.85%
2006	0.50%	2,048	18.956970	38,824	1.86%	19.72%
2006	0.80%	690	19.104581	13,182	1.86%	19.37%
NVIT Government Bond Fund - Class I (GBF)
2010	0.50%	45,143	14.602789	659,214	2.91%	4.26%
2010	0.80%	17,131	29.998155	513,898	2.91%	3.95%
2009	0.50%	45,618	14.006248	638,937	3.42%	2.18%
2009	0.80%	20,904	28.859126	603,271	3.42%	1.87%
2008	0.50%	49,462	13.707953	678,023	4.21%	7.18%
2008	0.80%	21,667	28.329345	613,812	4.21%	6.86%
2007	0.50%	51,582	12.789419	659,704	4.27%	6.62%
2007	0.80%	22,878	26.510441	606,506	4.27%	6.30%
2006	0.50%	79,632	11.995236	955,205	4.12%	2.83%
2006	0.80%	25,276	24.939296	630,366	4.12%	2.52%
NVIT Growth Fund - Class I (CAF)
2010	0.50%	93,665	13.621747	1,275,881	0.63%	18.65%
2010	0.80%	71,019	21.374125	1,517,969	0.63%	18.30%
2009	0.50%	103,924	11.480374	1,193,086	0.58%	32.81%
2009	0.80%	76,301	18.068103	1,378,614	0.58%	32.41%
2008	0.50%	112,069	8.644469	968,777	0.27%	-39.01%
2008	0.80%	81,431	13.645751	1,111,187	0.27%	-39.20%
2007	0.50%	128,040	14.174084	1,814,850	0.17%	18.94%
2007	0.80%	85,616	22.441944	1,921,389	0.17%	18.59%
2006	0.50%	124,790	11.916515	1,487,062	0.05%	5.64%
2006	0.80%	102,646	18.924499	1,942,524	0.05%	5.32%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.50%	582	13.814693	8,040	0.29%	18.57%
2009	0.80%	301	12.988959	3,910	0.29%	18.21%
2008	0.50%	227	11.651250	2,645	0.28%	-25.59%
2008	0.80%	277	10.987732	3,044	0.28%	-25.81%
2007	0.50%	188	15.657869	2,944	0.06%	12.59%
2007	0.80%	402	14.810633	5,954	0.06%	12.25%
2006	0.50%	194	13.906574	2,698	0.00%	2.20%
2006	0.80%	262	13.193822	3,457	0.00%	1.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.50%	1,642	$14.746126	$24,213	1.70%	14.06%
2010	0.80%	2,110	14.356213	30,292	1.70%	13.72%
2009	0.50%	1,952	12.928735	25,237	1.12%	26.57%
2009	0.80%	2,158	12.624661	27,244	1.12%	26.19%
2008	0.50%	1,286	10.214579	13,136	2.08%	-37.16%
2008	0.80%	3,591	10.004311	35,925	2.08%	-37.35%
2007	0.50%	1,252	16.254455	20,351	1.97%	5.43%
2007	0.80%	3,588	15.967821	57,293	1.97%	5.11%
2006	0.50%	960	15.417742	14,801	2.35%	16.29%
2006	0.80%	2,968	15.191606	45,089	2.35%	15.94%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.80%	3,287	13.257742	43,578	2.39%	5.05%
2009	0.50%	1,098	12.924398	14,191	2.04%	8.54%
2009	0.80%	3,317	12.620548	41,862	2.04%	8.22%
2008	0.50%	1,157	11.907464	13,777	3.38%	-6.49%
2008	0.80%	1,070	11.662459	12,479	3.38%	-6.77%
2007	0.50%	1,200	12.734093	15,281	3.50%	4.85%
2007	0.80%	1,060	12.509560	13,260	3.50%	4.54%
2006	0.50%	1,230	12.144751	14,938	3.05%	5.64%
2006	0.80%	1,048	11.966643	12,541	3.05%	5.32%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.50%	2,730	14.458239	39,471	2.11%	10.36%
2010	0.80%	4,119	14.076015	57,979	2.11%	10.03%
2009	0.50%	5,002	13.100931	65,531	1.53%	18.54%
2009	0.80%	5,252	12.792885	67,188	1.53%	18.19%
2008	0.50%	5,511	11.051801	60,906	2.71%	-23.58%
2008	0.80%	6,111	10.824352	66,148	2.71%	-23.81%
2007	0.50%	8,972	14.461679	129,750	2.68%	5.13%
2007	0.80%	6,596	14.206661	93,707	2.68%	4.81%
2006	0.50%	7,200	13.756055	99,044	2.44%	10.80%
2006	0.80%	7,990	13.554301	108,299	2.44%	10.47%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.50%	5,340	14.785639	78,955	1.92%	12.27%
2010	0.80%	9,461	14.394739	136,189	1.92%	11.94%
2009	0.50%	6,133	13.169552	80,769	1.30%	23.77%
2009	0.80%	9,216	12.859856	118,516	1.30%	23.40%
2008	0.50%	6,074	10.640174	64,628	2.20%	-31.73%
2008	0.80%	10,329	10.421164	107,640	2.20%	-31.94%
2007	0.50%	18,050	15.586169	281,330	2.32%	5.62%
2007	0.80%	13,378	15.311321	204,835	2.32%	5.30%
2006	0.50%	13,980	14.757103	206,304	2.26%	13.97%
2006	0.80%	10,884	14.540668	158,261	2.26%	13.63%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.50%	4,038	14.230110	57,461	2.17%	7.98%
2009	0.50%	4,511	13.179057	59,451	1.96%	13.99%
2008	0.50%	6,556	11.561611	75,798	3.15%	-15.47%
2007	0.50%	6,502	13.677144	88,929	3.05%	5.33%
2006	0.50%	4,504	12.985235	58,485	2.37%	7.88%
2006	0.80%	2,152	12.794782	27,534	2.37%	7.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Leaders Fund - Class I (GVUS1)
2009	0.50%	258	$11.436125	$2,951	0.84%	33.12%
2009	0.80%	781	11.332557	8,851	0.84%	32.72%
2008	0.50%	268	8.590809	2,302	0.78%	-50.16%
2008	0.80%	814	8.538594	6,950	0.78%	-50.31%
2007	0.50%	572	17.235612	9,859	1.09%	11.00%
2007	0.80%	50	17.182548	859	1.09%	10.67%
2006	0.50%	566	15.527482	8,789	0.79%	15.47%
2006	0.80%	48	15.526442	745	0.79%	15.12%
NVIT Money Market Fund - Class I (SAM)
2010	0.50%	10,308	11.241685	115,879	0.00%	-0.50%
2010	0.80%	6,801	16.422479	111,689	0.00%	-0.80%
2009	0.50%	11,022	11.298145	124,528	0.05%	-0.46%
2009	0.80%	7,206	16.554897	119,295	0.05%	-0.76%
2008	0.50%	22,830	11.350156	259,124	2.03%	1.54%
2008	0.80%	8,470	16.681402	141,291	2.03%	1.24%
2007	0.50%	26,102	11.177638	291,759	4.67%	4.27%
2007	0.80%	8,256	16.477531	136,038	4.67%	3.95%
2006	0.50%	21,234	10.720320	227,635	4.42%	4.01%
2006	0.80%	8,478	15.851431	134,388	4.42%	3.70%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.50%	294	9.428595	2,772	0.79%	13.47%
2010	0.80%	480	9.353449	4,490	0.79%	13.13%
2009	0.50%	298	8.309496	2,476	0.53%	35.78%
2009	0.80%	502	8.268003	4,151	0.53%	35.37%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.50%	669	9.414378	6,298	0.06%	14.93%
2010	0.80%	1,302	9.339315	12,160	0.06%	14.59%
2009	0.80%	409	8.150192	3,333	0.46%	28.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.50%	3,015	10.480656	31,599	0.56%	4.81%	4/30/2010
2010	0.80%	2,069	10.459587	21,641	0.56%	4.60%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.80%	77	9.909902	763	0.00%	25.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.80%	82	10.325176	847	0.97%	18.68%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.50%	15,600	15.411290	240,416	0.59%	25.97%
2010	0.80%	1,752	23.185502	40,621	0.59%	25.60%
2009	0.50%	16,402	12.233781	200,658	0.57%	25.59%
2009	0.80%	2,208	18.460331	40,760	0.57%	25.21%
2008	0.50%	18,033	9.741366	175,666	1.13%	-32.49%
2008	0.80%	2,170	14.743543	31,993	1.13%	-32.69%
2007	0.50%	18,428	14.429648	265,910	1.15%	-7.36%
2007	0.80%	2,370	21.905042	51,915	1.15%	-7.64%
2006	0.50%	17,810	15.576180	277,412	0.45%	16.71%
2006	0.80%	4,552	23.717026	107,960	0.45%	16.36%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.50%	5,584	17.044456	95,176	0.29%	24.69%
2010	0.80%	1,836	40.149925	73,715	0.29%	24.32%
2009	0.50%	6,724	13.668976	91,910	0.27%	34.03%
2009	0.80%	1,925	32.295248	62,168	0.27%	33.63%
2008	0.50%	6,760	10.198422	68,941	0.75%	-38.50%
2008	0.80%	2,276	24.167902	55,006	0.75%	-38.68%
2007	0.50%	9,796	16.582054	162,438	0.09%	1.62%
2007	0.80%	2,582	39.414039	101,767	0.09%	1.31%
2006	0.50%	10,972	16.317677	179,038	0.11%	11.48%
2006	0.80%	2,746	38.902849	106,827	0.11%	11.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.80%	364	$13.366367	$4,865	0.00%	24.84%
2008	0.80%	360	10.707131	3,855	0.00%	-41.76%
2007	0.50%	826	18.247197	15,072	0.00%	21.87%
2007	0.80%	452	18.384573	8,310	0.00%	21.50%
2006	0.50%	798	14.972452	11,948	0.29%	-0.78%
2006	0.80%	222	15.130732	3,359	0.29%	-1.08%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.80%	270	14.020971	3,786	0.10%	7.93%
2009	0.80%	298	12.990421	3,871	0.10%	29.90%	5/1/2009
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.50%	5,030	9.490250	47,736	1.89%	29.53%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.80%	764	19.794631	15,123	10.58%	4.45%
2009	0.80%	311	18.952010	5,894	7.84%	12.42%
2008	0.80%	315	16.857653	5,310	4.40%	-14.12%
2007	0.50%	46	11.586863	533	2.73%	4.25%
2007	0.80%	394	19.629002	7,734	2.73%	3.93%
2006	0.50%	114	11.114915	1,267	3.16%	3.68%
2006	0.80%	380	18.886370	7,177	3.16%	3.37%
VP Balanced Fund - Class I (ACVB)
2010	0.50%	9,299	14.247616	132,489	1.91%	11.08%
2010	0.80%	4,287	26.672710	114,346	1.91%	10.75%
2009	0.50%	9,094	12.826562	116,645	5.38%	14.91%
2009	0.80%	4,928	24.084460	118,688	5.38%	14.56%
2008	0.50%	8,932	11.162622	99,704	2.57%	-20.73%
2008	0.80%	5,783	21.023041	121,576	2.57%	-20.97%
2007	0.50%	9,220	14.081661	129,833	2.08%	4.41%
2007	0.80%	5,850	26.600354	155,612	2.08%	4.09%
2006	0.50%	10,274	13.486987	138,565	1.93%	9.07%
2006	0.80%	6,886	25.553959	175,965	1.93%	8.75%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	0.50%	5,228	19.201550	100,386	0.00%	30.64%
2010	0.80%	2,139	34.539358	73,880	0.00%	30.25%
2009	0.50%	4,910	14.698413	72,169	0.81%	36.39%
2009	0.80%	2,277	26.518517	60,383	0.81%	35.98%
2008	0.50%	4,540	10.776771	48,927	0.00%	-46.45%
2008	0.80%	2,414	19.501606	47,077	0.00%	-46.61%
2007	0.50%	7,356	20.125628	148,044	0.00%	45.07%
2007	0.80%	2,876	36.529047	105,058	0.00%	44.64%
2006	0.50%	5,534	13.872782	76,772	0.00%	16.64%
2006	0.80%	3,544	25.255777	89,506	0.00%	16.29%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.50%	1,140	12.338840	14,066	1.55%	13.58%
2010	0.80%	1,426	12.137849	17,309	1.55%	13.24%
2009	0.50%	1,240	10.863811	13,471	4.86%	17.51%
2009	0.80%	1,386	10.718927	14,856	4.86%	17.16%
2008	0.50%	829	9.245170	7,664	2.23%	-34.91%
2008	0.80%	1,337	9.149298	12,233	2.23%	-35.11%
2007	0.50%	932	14.204309	13,238	1.98%	-0.57%
2007	0.80%	1,838	14.099337	25,915	1.98%	-0.87%
2006	0.50%	992	14.285505	14,171	1.95%	16.50%
2006	0.80%	2,196	14.222782	31,233	1.95%	16.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2010	0.50%	5,179	$15.261114	$79,037	2.70%	12.73%
2010	0.80%	705	23.052345	16,252	2.70%	12.39%
2009	0.50%	7,013	13.538034	94,942	1.98%	33.10%
2009	0.80%	1,034	20.510931	21,208	1.98%	32.70%
2008	0.50%	6,425	10.171511	65,352	0.83%	-45.10%
2008	0.80%	1,092	15.456745	16,879	0.83%	-45.26%
2007	0.50%	8,504	18.526943	157,553	0.66%	17.46%
2007	0.80%	1,032	28.238561	29,142	0.66%	17.11%
2006	0.50%	7,776	15.772352	122,646	1.24%	24.40%
2006	0.80%	1,392	24.112654	33,565	1.24%	24.03%
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.80%	195	11.325943	2,209	0.09%	15.16%
2009	0.80%	72	9.834961	708	0.28%	33.41%
2008	0.80%	70	7.372088	516	0.00%	-41.95%
2007	0.50%	1,454	12.766312	18,562	0.00%	20.41%
2007	0.80%	90	12.699039	1,143	0.00%	20.05%
2006	0.50%	1,428	10.602423	15,140	0.00%	-3.76%
2006	0.80%	92	10.578401	973	0.00%	-4.04%
VP Value Fund - Class I (ACVV)
2010	0.50%	10,818	14.107366	152,613	2.27%	12.86%
2010	0.80%	1,410	24.015065	33,861	2.27%	12.52%
2009	0.50%	9,684	12.500187	121,052	5.70%	19.27%
2009	0.80%	1,946	21.343028	41,534	5.70%	18.91%
2008	0.50%	10,952	10.480964	114,787	2.43%	-27.14%
2008	0.80%	2,048	17.949130	36,760	2.43%	-27.36%
2007	0.50%	10,896	14.385409	156,743	1.58%	-5.61%
2007	0.80%	2,166	24.709849	53,522	1.58%	-5.90%
2006	0.50%	8,604	15.241029	131,134	1.20%	18.06%
2006	0.80%	2,614	26.258655	68,640	1.20%	17.71%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.50%	102	16.366486	1,669	0.57%	25.20%
2010	0.80%	1,036	15.930108	16,504	0.57%	24.82%
2009	0.50%	99	13.072332	1,294	3.33%	24.40%
2009	0.80%	1,066	12.761955	13,604	3.33%	24.03%
2008	0.50%	2,080	10.508035	21,857	0.87%	-31.26%
2008	0.80%	984	10.289367	10,125	0.87%	- 31.46%
2007	0.50%	2,574	15.286280	39,347	0.39%	-1.15%
2007	0.80%	650	15.013257	9,759	0.39%	-1.45%
2006	0.50%	2,864	15.464546	44,290	0.39%	13.84%
2006	0.80%	490	15.234242	7,465	0.39%	13.50%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.50%	12,270	12.658720	155,322	1.83%	14.27%
2010	0.80%	3,532	31.380193	110,835	1.83%	13.92%
2009	0.50%	12,381	11.078348	137,161	2.10%	25.70%
2009	0.80%	4,298	27.544961	118,388	2.10%	25.33%
2008	0.50%	13,314	8.813033	117,337	1.98%	-37.46%
2008	0.80%	4,493	21.978365	98,749	1.98%	-37.64%
2007	0.50%	21,948	14.090737	309,263	1.65%	4.73%
2007	0.80%	4,842	35.246027	170,661	1.65%	4.41%
2006	0.50%	32,746	13.454676	440,587	1.69%	14.92%
2006	0.80%	6,392	33.756668	215,773	1.69%	14.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	0.50%	4,462	$11.739991	$52,384	0.87%	14.24%
2010	0.80%	1,811	26.926201	48,763	0.87%	13.90%
2009	0.50%	4,168	10.276323	42,832	0.95%	33.09%
2009	0.80%	2,020	23.639940	47,753	0.95%	32.69%
2008	0.50%	4,285	7.721426	33,086	0.74%	-34.75%
2008	0.80%	1,985	17.815941	35,365	0.74%	-34.95%
2007	0.50%	4,422	11.833937	52,330	0.54%	7.24%
2007	0.80%	2,214	27.387135	60,635	0.54%	6.92%
2006	0.50%	5,034	11.034490	55,548	0.12%	8.66%
2006	0.80%	2,650	25.614125	67,877	0.12%	8.33%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.50%	16	13.058266	209	2.30%	14.74%
2010	0.80%	568	16.551777	9,401	2.30%	14.40%
2009	0.50%	139	11.380534	1,582	2.97%	21.95%
2009	0.80%	585	14.468488	8,464	2.97%	21.58%
2008	0.50%	570	9.332320	5,319	2.08%	-29.90%
2008	0.80%	643	11.900157	7,652	2.08%	-30.11%
2007	0.50%	852	13.313383	11,343	1.87%	6.60%
2007	0.80%	1,012	17.027724	17,232	1.87%	6.27%
2006	0.50%	1,272	12.489641	15,887	1.50%	15.90%
2006	0.80%	2,546	16.022432	40,793	1.50%	15.55%
Growth and Income Portfolio -Initial Shares (DGI)
2010	0.50%	676	11.854514	8,014	1.25%	18.02%
2010	0.80%	1,369	14.579135	19,959	1.25%	17.66%
2009	0.50%	645	10.044876	6,479	1.34%	28.14%
2009	0.80%	1,286	12.390653	15,934	1.34%	27.76%
2008	0.50%	602	7.838755	4,719	0.65%	-40.71%
2008	0.80%	1,441	9.698392	13,975	0.65%	-40.89%
2007	0.50%	716	13.220699	9,466	0.78%	7.90%
2007	0.80%	1,604	16.406411	26,316	0.78%	7.58%
2006	0.50%	160	12.252522	1,960	0.79%	13.94%
2006	0.80%	1,750	15.250864	26,689	0.79%	13.60%
Quality Bond Fund II -Primary Shares (FQB)
2010	0.50%	4,951	15.126871	74,893	4.69%	7.96%
2010	0.80%	811	14.694701	11,917	4.69%	7.64%
2009	0.50%	4,828	14.011148	67,646	6.44%	19.83%
2009	0.80%	572	13.651720	7,809	6.44%	19.48%
2008	0.50%	5,140	11.692134	60,098	4.99%	-7.75%
2008	0.80%	866	11.426394	9,895	4.99%	-8.03%
2007	0.50%	4,398	12.674438	55,742	4.68%	4.86%
2007	0.80%	418	12.423584	5,193	4.68%	4.54%
2006	0.50%	4,526	12.087575	54,708	1.19%	3.64%
2006	0.80%	402	11.884116	4,777	1.19%	3.33%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.50%	7,173	12.503874	89,690	1.54%	14.58%
2010	0.80%	2,434	47.311929	115,157	1.54%	14.23%
2009	0.50%	15,389	10.913246	167,944	2.37%	29.56%
2009	0.80%	2,768	41.417283	114,643	2.37%	29.17%
2008	0.50%	15,798	8.423373	133,072	2.38%	-42.94%
2008	0.80%	2,680	32.063918	85,931	2.38%	-43.11%
2007	0.50%	19,802	14.762417	292,325	1.73%	1.02%
2007	0.80%	2,468	56.363167	139,104	1.73%	0.72%
2006	0.50%	24,998	14.613151	365,300	3.47%	19.60%
2006	0.80%	2,786	55.961825	155,910	3.47%	19.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2010	0.50%	1,135	$19.850314	$22,530	6.15%	13.26%
2010	0.80%	390	36.590379	14,270	6.15%	12.92%
2009	0.50%	1,576	17.526984	27,623	8.40%	43.24%
2009	0.80%	395	32.404743	12,800	8.40%	42.81%
2008	0.50%	1,598	12.236105	19,553	8.41%	-25.36%
2008	0.80%	549	22.690582	12,457	8.41%	-25.58%
2007	0.50%	1,556	16.393304	25,508	7.28%	2.27%
2007	0.80%	790	30.491108	24,088	7.28%	1.96%
2006	0.50%	2,466	16.029328	39,528	7.20%	10.68%
2006	0.80%	788	29.904168	23,564	7.20%	10.35%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	0.50%	792	15.075429	11,940	1.58%	13.69%
2010	0.80%	327	35.552451	11,626	1.58%	13.35%
2009	0.50%	5,252	13.259567	69,639	2.44%	28.47%
2009	0.80%	51	31.363945	1,600	2.44%	28.08%
2008	0.50%	5,624	10.321235	58,047	5.82%	-29.07%
2008	0.80%	26	24.486999	637	5.82%	-29.29%
2007	0.50%	1,130	14.552144	16,444	5.83%	14.92%
2007	0.80%	12	34.628652	416	5.83%	14.58%
2006	0.50%	1,380	12.662323	17,474	2.78%	6.78%
2006	0.80%	132	30.222570	3,989	2.78%	6.46%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	22,654	17.252816	390,845	1.15%	16.63%
2010	0.80%	5,444	37.061698	201,764	1.15%	16.28%
2009	0.50%	28,417	14.792448	420,357	1.44%	35.03%
2009	0.80%	5,992	31.871810	190,976	1.44%	34.63%
2008	0.50%	29,295	10.954696	320,918	0.95%	-42.80%
2008	0.80%	5,986	23.673901	141,712	0.95%	-42.97%
2007	0.50%	33,338	19.151846	638,484	0.96%	17.00%
2007	0.80%	6,034	41.513259	250,491	0.96%	16.65%
2006	0.50%	34,738	16.368755	568,618	1.29%	11.16%
2006	0.80%	7,064	35.587790	251,392	1.29%	10.83%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	908	12.399181	11,258	0.21%	23.12%
2010	0.80%	889	11.378392	10,115	0.21%	22.75%
2009	0.50%	1,127	10.070895	11,350	0.58%	45.12%
2009	0.80%	867	9.269518	8,037	0.58%	44.69%
2008	0.50%	663	6.939543	4,601	0.44%	-55.24%
2008	0.80%	823	6.406522	5,273	0.44%	-55.38%
2007	0.50%	608	15.504567	9,427	0.00%	22.57%
2007	0.80%	884	14.356892	12,691	0.00%	22.20%
2006	0.50%	444	12.650057	5,617	0.67%	4.93%
2006	0.80%	822	11.749061	9,658	0.67%	4.62%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.50%	14,984	11.812407	176,997	0.26%	23.55%
2010	0.80%	3,286	43.511676	142,979	0.26%	23.18%
2009	0.50%	21,964	9.560515	209,987	0.36%	27.65%
2009	0.80%	3,591	35.322377	126,843	0.36%	27.26%
2008	0.50%	24,395	7.489811	182,714	0.76%	-47.43%
2008	0.80%	3,787	27.755083	105,108	0.76%	-47.59%
2007	0.50%	29,152	14.247605	415,346	0.84%	26.33%
2007	0.80%	4,780	52.956740	253,133	0.84%	25.95%
2006	0.50%	33,170	11.278262	374,100	0.40%	6.32%
2006	0.80%	5,926	42.046610	249,168	0.40%	6.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.50%	5,123	$15.780471	$80,843	1.43%	12.55%
2010	0.80%	1,397	26.999105	37,718	1.43%	12.21%
2009	0.50%	5,580	14.020792	78,236	2.20%	25.90%
2009	0.80%	1,413	24.060407	33,997	2.20%	25.52%
2008	0.50%	5,948	11.136551	66,240	2.60%	-44.09%
2008	0.80%	1,475	19.168350	28,273	2.60%	-44.25%
2007	0.50%	6,556	19.917086	130,576	3.18%	16.72%
2007	0.80%	1,504	34.384792	51,715	3.18%	16.37%
2006	0.50%	6,386	17.063412	108,967	0.50%	17.49%
2006	0.80%	1,688	29.547189	49,876	0.50%	17.14%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.50%	69	15.568077	1,074	0.46%	25.82%
2010	0.80%	1,231	15.410121	18,970	0.46%	25.45%
2009	0.50%	65	12.372931	804	0.53%	56.61%
2009	0.80%	1,266	12.284130	15,552	0.53%	56.14%
2008	0.50%	242	7.900380	1,912	0.72%	-51.42%
2008	0.80%	1,240	7.867248	9,755	0.72%	-51.57%
2007	0.50%	232	16.262294	3,773	0.78%	5.07%
2007	0.80%	970	16.242952	15,756	0.78%	4.75%
2006	0.80%	674	15.505844	10,451	0.51%	15.27%
Balanced Portfolio - I Class Shares (AMBP)
2010	0.50%	24,197	12.937942	313,059	0.99%	18.24%
2010	0.80%	12,682	25.873996	328,134	0.99%	17.88%
2009	0.50%	24,581	10.942501	268,978	3.27%	21.86%
2009	0.80%	14,387	21.949099	315,782	3.27%	21.49%
2008	0.50%	25,780	8.979896	231,502	3.60%	-39.45%
2008	0.80%	16,637	18.066495	300,573	3.60%	-39.63%
2007	0.50%	27,490	14.830915	407,702	1.14%	15.02%
2007	0.80%	18,414	29.927959	551,093	1.14%	14.68%
2006	0.50%	32,128	12.893772	414,251	0.80%	10.12%
2006	0.80%	20,202	26.097481	527,221	0.80%	9.79%
Growth Portfolio - I Class Shares (AMTG)
2010	0.50%	5,576	16.565488	92,369	0.00%	30.68%
2010	0.80%	1,769	34.418528	60,886	0.00%	30.29%
2009	0.50%	5,592	12.676397	70,886	0.00%	29.71%
2009	0.80%	1,794	26.417094	47,392	0.00%	29.32%
2008	0.50%	5,746	9.772974	56,156	0.00%	-43.96%
2008	0.80%	1,789	20.427668	36,545	0.00%	-44.13%
2007	0.50%	7,138	17.439481	124,483	0.00%	22.08%
2007	0.80%	2,016	36.562250	73,709	0.00%	21.71%
2006	0.50%	6,154	14.285230	87,911	0.00%	13.50%
2006	0.80%	2,656	30.039737	79,786	0.00%	13.16%
Guardian Portfolio - I Class Shares (AMGP)
2010	0.50%	1,239	13.911056	17,236	0.33%	18.42%
2010	0.80%	566	13.897336	7,866	0.33%	18.07%
2009	0.50%	2,353	11.747251	27,641	1.16%	29.04%
2009	0.80%	399	11.770887	4,697	1.16%	28.65%
2008	0.50%	2,481	9.103474	22,586	0.53%	-37.56%
2008	0.80%	414	9.149198	3,788	0.53%	-37.75%
2007	0.50%	2,572	14.579241	37,498	0.25%	6.85%
2007	0.80%	888	14.696621	13,051	0.25%	6.53%
2006	0.50%	3,056	13.644676	41,698	0.64%	12.81%
2006	0.80%	496	13.796076	6,843	0.64%	12.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Partners Portfolio - I Class Shares (AMTP)
2010	0.50%	3,990	$14.355039	$57,277	0.51%	15.09%
2010	0.80%	164	34.067932	5,587	0.51%	14.74%
2009	0.50%	9,534	12.472952	118,917	2.59%	55.30%
2009	0.80%	384	29.690132	11,401	2.59%	54.83%
2008	0.50%	8,318	8.031718	66,807	0.66%	-52.63%
2008	0.80%	528	19.175837	10,125	0.66%	-52.77%
2007	0.50%	5,166	16.955587	87,593	0.65%	8.79%
2007	0.80%	684	40.603834	27,773	0.65%	8.46%
2006	0.50%	5,590	15.585917	87,125	0.71%	11.68%
2006	0.80%	1,186	37.436671	44,400	0.71%	11.35%
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.50%	830	11.112646	9,223	1.88%	12.35%
2010	0.80%	223	28.824840	6,428	1.88%	12.02%
2009	0.50%	3,761	9.890975	37,200	0.00%	21.29%
2009	0.80%	221	25.732996	5,687	0.00%	20.92%
2008	0.50%	4,293	8.155117	35,010	2.81%	-43.75%
2008	0.80%	313	21.280608	6,661	2.81%	-43.92%
2007	0.50%	6,142	14.498960	89,053	1.48%	3.27%
2007	0.80%	148	37.948682	5,616	1.48%	2.96%
2006	0.50%	2,956	14.040334	41,503	1.96%	10.59%
2006	0.80%	152	36.859294	5,603	1.96%	10.26%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.50%	6,490	11.680876	75,809	0.18%	8.87%
2010	0.80%	5,129	16.491096	84,583	0.18%	8.55%
2009	0.50%	6,517	10.729059	69,921	0.32%	43.80%
2009	0.80%	5,636	15.192792	85,627	0.32%	43.37%
2008	0.50%	6,983	7.461244	52,101	0.15%	-45.79%
2008	0.80%	4,413	10.597162	46,765	0.15%	-45.95%
2007	0.50%	8,116	13.763620	111,706	0.23%	13.58%
2007	0.80%	5,028	19.607337	98,586	0.23%	13.23%
2006	0.50%	8,828	12.118335	106,981	0.38%	7.41%
2006	0.80%	6,176	17.315647	106,941	0.38%	7.09%
Core Bond Fund/VA - Non-Service Shares (OVB)
2010	0.50%	1,172	9.942296	11,652	1.77%	10.86%
2010	0.80%	497	19.099412	9,492	1.77%	10.53%
2009	0.50%	1,171	8.968389	10,502	0.00%	9.07%
2009	0.80%	467	17.280243	8,070	0.00%	8.74%
2008	0.50%	1,001	8.222907	8,231	4.76%	-39.35%
2008	0.80%	428	15.891423	6,802	4.76%	-39.54%
2007	0.50%	928	13.558760	12,583	5.06%	3.87%
2007	0.80%	462	26.282217	12,142	5.06%	3.56%
2006	0.50%	1,024	13.053848	13,367	5.18%	4.76%
2006	0.80%	450	25.379927	11,421	5.18%	4.44%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.50%	6,650	17.381105	115,584	1.47%	15.39%
2010	0.80%	1,671	45.410978	75,882	1.47%	15.04%
2009	0.50%	7,301	15.063365	109,978	2.18%	39.07%
2009	0.80%	1,629	39.473604	64,303	2.18%	38.66%
2008	0.50%	7,003	10.831123	75,850	1.64%	-40.49%
2008	0.80%	1,740	28.468276	49,535	1.64%	-40.67%
2007	0.50%	9,598	18.199543	174,679	1.25%	5.79%
2007	0.80%	1,880	47.979344	90,201	1.25%	5.47%
2006	0.50%	9,798	17.204111	168,566	1.00%	17.11%
2006	0.80%	1,926	45.492106	87,618	1.00%	16.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	0.50%	3,758	$19.219131	$72,225	3.48%	5.67%
2010	0.80%	657	25.696459	16,883	3.48%	5.35%
2009	0.50%	3,797	18.188464	69,062	3.76%	5.45%
2009	0.80%	661	24.391466	16,123	3.76%	5.14%
2008	0.50%	5,219	17.247964	90,017	2.43%	3.09%
2008	0.80%	663	23.199721	15,381	2.43%	2.78%
2007	0.50%	818	16.730847	13,686	6.35%	9.16%
2007	0.80%	134	22.571765	3,025	6.35%	8.83%
2006	0.50%	790	15.326785	12,108	7.81%	5.95%
2006	0.80%	134	20.739979	2,779	7.81%	5.63%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.50%	3,065	36.832637	112,892	0.61%	26.21%
2010	0.80%	2,193	27.280173	59,825	0.61%	25.83%
2009	0.50%	3,501	29.184239	102,174	0.17%	112.11%
2009	0.80%	2,549	21.680199	55,263	0.17%	111.48%
2008	0.50%	4,452	13.758783	61,254	0.00%	-64.96%
2008	0.80%	2,025	10.251688	20,760	0.00%	-65.06%
2007	0.50%	4,874	39.260857	191,357	0.36%	36.92%
2007	0.80%	3,038	29.341648	89,140	0.36%	36.51%
2006	0.50%	2,840	28.673258	81,432	0.53%	38.80%
2006	0.80%	3,714	21.493674	79,828	0.53%	38.38%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.50%	2,658	44.073744	117,148	0.34%	28.59%
2010	0.80%	457	70.469847	32,205	0.34%	28.21%
2009	0.50%	2,435	34.274355	83,458	0.23%	56.75%
2009	0.80%	459	54.965972	25,229	0.23%	56.28%
2008	0.50%	2,055	21.865685	44,934	0.26%	-46.39%
2008	0.80%	361	35.171506	12,697	0.26%	-46.56%
2007	0.50%	1,732	40.789540	70,647	0.13%	44.63%
2007	0.80%	330	65.808816	21,717	0.13%	44.19%
2006	0.50%	1,036	28.203059	29,218	0.07%	23.87%
2006	0.80%	858	45.639539	39,159	0.07%	23.50%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.50%	2,251	21.089703	47,473	0.00%	34.87%
2010	0.80%	460	45.943029	21,134	0.00%	34.46%
2009	0.50%	2,303	15.637455	36,013	0.00%	39.60%
2009	0.80%	469	34.167709	16,025	0.00%	39.19%
2008	0.50%	2,388	11.201285	26,749	0.00%	-44.63%
2008	0.80%	476	24.548248	11,685	0.00%	-44.80%
2007	0.50%	3,528	20.231537	71,377	0.00%	21.71%
2007	0.80%	540	44.472235	24,015	0.00%	21.34%
2006	0.50%	3,126	16.622678	51,962	0.00%	14.07%
2006	0.80%	560	36.649699	20,524	0.00%	13.73%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.50%	5,710	16.243745	92,752	0.76%	23.14%
2010	0.80%	643	63.767991	41,003	0.76%	22.77%
2009	0.50%	5,883	13.191420	77,605	0.00%	47.00%
2009	0.80%	766	51.940893	39,787	0.00%	46.56%
2008	0.50%	5,311	8.973793	47,660	1.85%	-40.40%
2008	0.80%	758	35.440201	26,864	1.85%	-40.58%
2007	0.50%	6,502	15.055833	97,893	0.63%	6.10%
2007	0.80%	808	59.639193	48,188	0.63%	5.78%
2006	0.50%	6,568	14.190390	93,202	0.00%	11.66%
2006	0.80%	1,096	56.380823	61,793	0.00%	11.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.80%	6	$13.697907	$82	11.08%	21.27%
2008	0.50%	5,287	10.829754	57,257	1.79%	-41.33%
2008	0.80%	846	11.295534	9,556	1.79%	-41.51%
2007	0.50%	5,348	18.458414	98,716	1.14%	16.01%
2007	0.80%	828	19.310277	15,989	1.14%	15.66%
2006	0.50%	3,204	15.910875	50,978	1.08%	18.06%
2006	0.80%	946	16.695427	15,794	1.08%	17.71%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.50%	1,531	7.866593	12,044	1.89%	-47.02%
2008	0.80%	213	8.132149	1,732	1.89%	-47.18%
2007	0.50%	1,828	14.847735	27,142	0.00%	-4.44%
2007	0.80%	222	15.395235	3,418	0.00%	-4.73%
2006	0.50%	1,504	15.537302	23,368	0.00%	12.64%
2006	0.80%	256	16.158907	4,137	0.00%	12.30%

2010	Contract owners equity:				$17,288,269
2009	Contract owners equity:				$16,696,674
2008	Contract owners equity:				$14,625,816
2007	Contract owners equity:				$26,231,406
2006	Contract owners equity:				$26,421,131
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.